TALCOTT RESOLUTION LIFE INSURANCE COMPANY
TALCOTT RESOLUTION LIFE INSURANCE COMPANY SEPARATE ACCOUNT SEVEN

File No. 333-176149
Personal Retirement Manager Select Series III

File No. 333-168986
Personal Retirement Manager Series II
Huntington Personal Retirement Manager Series II

File No. 333-168990
Personal Retirement Manager Select Series II

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT SEVEN

File No. 333-174679
Personal Retirement Manager Foundation O-Share

File No. 333-168987
Personal Retirement Manager Series II

File No. 333-168989
Personal Retirement Manager V-A Series II

Product Information Notice Dated August 15, 2019

Effective October 1, 2019, the PIMCO Global Multi-Asset Managed Allocation Portfolio name will change to PIMCO Global Core Asset Allocation Portfolio.

This Supplement Should Be Retained For Future Reference.

HV-7776